RS - Summary of equity-settled 2022 Restricted Stock Unit Plan (Details)		12 Months Ended
	Jun. 01, 2022 shares	Dec. 31, 2023 EUR (€) shares numberOfPeriods € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Apr. 18, 2023 € / shares	Oct. 18, 2022 € / shares	Jun. 15, 2022 € / shares
Restricted Stock Unit Plans [Line Items]
Exercise price of outstanding share options (in EUR per share)		€ 34.00	€ 13.21
Percentage of shares designated		40.00%
Percentage of beneficiaries leaving company		40
MorphoSys US – June 2022 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Performance criteria	100.00%
Percentage of shares vested	33.00%
Performance Term of Program in Years		3 years
Number of performance periods | numberOfPeriods		3
Length for each performance period term		1 year
Exercise price of outstanding share options (in EUR per share)		€ 34.00			€ 18.96		€ 18.46
Additions (in shares) | shares	408,956	0
Expense from equity-settled share-based payment transactions | €		€ 2,549,992	€ 444,718	€ 0
MorphoSys US – June 2022 Restricted Stock Unit Plan | Top of range
Restricted Stock Unit Plans [Line Items]
Performance criteria	175.00%
MorphoSys US – June 2022 Restricted Stock Unit Plan | Bottom of range
Restricted Stock Unit Plans [Line Items]
Performance criteria	0.00%
MorphoSys US - October 2022 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Performance Term of Program in Years		3 years
Number of performance periods | numberOfPeriods		3
Exercise price of outstanding share options (in EUR per share)		€ 34.00			€ 18.96	€ 22.22
Additions (in shares) | shares		0
Percentage of beneficiaries leaving company		0.20